Property, plant, and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	€ 7,385	€ 3,196	€ 3,282
Increases	1,797	4,200	52
Decreases	(1)	(17)
Others	(55)	7	(274)
Balance at the end	9,125	7,385	3,196
Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	15,941	10,321	9,810
Increases	4,076	5,655	761
Decreases	(131)	(41)	(113)
Others	(46)	7	(137)
Balance at the end	19,840	15,941	10,321
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(8,555)	(7,124)	(6,528)
Increases	(2,280)	(1,455)	(709)
Decreases	130	24	113
Others	(8)	0	(137)
Balance at the end	(10,714)	(8,555)	(7,124)
Land | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	172	172	172
Increases	0	0	0
Decreases	0	0
Others	0	0
Balance at the end	172	172	172
Buildings | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,470	3,407	3,407
Increases	0	86	0
Decreases	0	(23)
Others	0	0
Balance at the end	3,470	3,470	3,407
Buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(2,104)	(1,931)	(1,737)
Increases	(182)	(196)	(194)
Decreases	0	23
Others	0	0
Balance at the end	(2,286)	(2,104)	(1,931)
Technical facilities, equipment and tooling | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	5,457	5,118	4,856
Increases	210	357	336
Decreases	(87)	(18)	(75)
Others	24	0
Balance at the end	5,604	5,457	5,118
Technical facilities, equipment and tooling | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(4,446)	(4,091)	(3,782)
Increases	(317)	(355)	(384)
Decreases	86	1	75
Others	0	0
Balance at the end	(4,676)	(4,446)	(4,091)
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,519	1,422	1,203
Increases	38	97	223
Decreases	(44)	0	(4)
Others	24	0
Balance at the end	1,536	1,519	1,422
Other property, plant and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(1,216)	(1,087)	(976)
Increases	(99)	(128)	(116)
Decreases	44	0	4
Others	0	0
Balance at the end	(1,271)	(1,216)	(1,087)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	65	59	137
Increases	98	5	59
Decreases	0	0
Others	(48)	0	(137)
Balance at the end	115	65	59
Right of use | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	5,259	143	34
Increases	3,731	5,109	143
Decreases	0	0	(34)
Others	(46)	7
Balance at the end	8,943	5,259	143
Right of use | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(790)	(14)	(33)
Increases	(1,681)	(776)	(16)
Decreases	0	0	34
Others	(8)	0
Balance at the end	€ (2,480)	€ (790)	€ (14)